Property and Equipment (Details) - FREYR AS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Office equipment	$ 140,000		$ 98,000	$ 20,000
Less: Accumulated depreciation and amortization	(26,000)		(15,000)	(1,000)
Less: Foreign currency translation effects	(2,000)		(3,000)
Property and equipment, net	112,000		80,000	19,000
Depreciation	$ 10,000	$ 3,000	$ 15,000	$ 1,000